General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	General description of the company and the merger transaction:

NewcelX Ltd. (formerly known as NLS Pharmaceutics Ltd.) (the “Company”) was established on June 10, 2015, as a Swiss limited company. The Company’s registered office and principal executive offices are located at Hohstrasse 1, 8302 Kloten, Switzerland. The Company’s common shares are registered for trading on the Nasdaq Capital Market.

On October 30, 2025 (the “Closing Date”), the Company consummated a merger transaction pursuant to a Merger Agreement by and among the Company, its subsidiary (“Merger Sub”), and Kadimastem Ltd. (“Kadimastem”). Under the terms of the agreement, Kadimastem merged with and into Merger Sub, with Merger Sub as the surviving company. At the effective time of the merger, each issued and outstanding ordinary share of Kadimastem was exchanged for the right to receive common shares of the Company. In connection with the closing, the Company changed its name from “NLS Pharmaceutics Ltd.” to “NewcelX Ltd.” Pursuant to the Merger Agreement, the holders of Kadimastem ordinary shares outstanding immediately prior to the Merger received 0.706 NewcelX common shares in exchange for each Kadimastem ordinary share in the Merger.

The Company is an emerging growth company and a foreign private issuer, as defined under the Securities Act and the Exchange Act. Following the merger, the Company is a clinical-stage innovative biopharmaceutical company focused on developing transformative therapies. Built on a validated human pluripotent stem cell (hPSC) platform, the Company’s lead program, NCEL-101, is designed to restore functional insulin production through scalable, off-the-shelf cell replacement. NewcelX is advancing a comprehensive therapeutic approach for Type 1 Diabetes integrating cell therapy, immune protection, and translational science, including phase IIa clinical trial for the treatment of Amyotrophic Lateral Sclerosis (ALS) in the field of regenerative medicine, as well as the development of treatments for Central Nervous System (CNS) disorders, including Narcolepsy, utilizing its Doxa platform.

b.	Going concern:

During the six months ended June 30, 2026, the Company had a net loss of $2,900 and a negative cash flow from operating activities of $2,872. As of June 30, 2026, the Company had an accumulated deficit of $90,479. To date, the Company has dedicated most of its financial resources to research and development, including clinical studies in the fields of regenerative medicine, as well as general and administrative expenses. The Company has not yet generated revenues from its core activities and has incurred substantial operating losses.

As of June 30, 2026, the Company’s total equity was positive at $6,041, which included cash and cash equivalents of $710. As of that date, the Company had an existing equity line of credit agreement (ELOC) in the amount of $25,000. In addition, following the balance sheet date, in July 2026, the Company entered into securities purchase agreements for a private placement of $1,400. Notwithstanding the above, due to the uncertainty regarding future fundraising, as well as the extent and timing of utilization of the equity line of credit, management cannot conclude that it is probable that the Company’s existing cash resources and access to financing will be sufficient to fund its operations for at least twelve months from the issuance date of these interim consolidated financial statements.

The Company expects to continue to generate operating losses and negative operating cash flows for the foreseeable future and will require additional funding to support its clinical development programs and reach profitability. The Company is actively exploring various strategic and financial options, including equity or debt financing, strategic partnerships, and the potential out-licensing or divestment of assets.

The Company’s future viability is dependent on its ability to raise additional capital to support ongoing operations and meet its obligations. There can be no assurance that such capital will be available on a timely basis, in sufficient amounts, or on terms acceptable to the Company. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date of issuance of these interim consolidated financial statements.

Accordingly, the accompanying interim consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Such adjustments could be material.